Net revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Revenue from External Customer [Line Items]
Total net revenues	¥ 8,376,099	$ 1,206,409	¥ 9,965,786	¥ 12,927,377
Sales of PV modules
Revenue from External Customer [Line Items]
Total net revenues	7,026,074	1,011,965	8,464,779	12,179,474
Sales of PV systems
Revenue from External Customer [Line Items]
Total net revenues	127,353	18,343	197,365	161,035
Sales of PV cells, wafers and raw materials
Revenue from External Customer [Line Items]
Total net revenues	746,261	107,484	686,056	439,622
Processing fee of PV cells and PV modules
Revenue from External Customer [Line Items]
Total net revenues	308,386	44,417	389,450	0
Other revenues
Revenue from External Customer [Line Items]
Total net revenues	¥ 168,025	$ 24,200	¥ 228,136	¥ 147,246